NYSE Euronext

[redacted]

11007508

Received SEC
MAY 24 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-13647

May 24, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DOLLAR THRIFTY AUTOMOTIVE GROUP, INC., Rights to Purchase Series A Junior Participating Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 18, 2011.

Sincerely,

[signature]